Operating Costs and Expenses - Summary of Operating Costs and Expenses (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Analysis of income and expense [abstract]
Change of finished goods and work in process	$ 31,977	$ 1,079	$ (19,498)	$ 7,899
Consumption of raw materials and supplies	3,036,350	102,441	3,346,540	3,271,581
Employee benefit expenses	5,895,778	198,913	5,317,125	5,358,962
Depreciation and amortization	2,899,278	97,816	3,089,904	2,903,221
Other expenses	4,530,425	152,848	4,745,253	4,752,050
Total operating costs and expenses	16,393,808	553,097	16,479,324	16,293,713
Employee benefit expenses
Salaries	4,874,709	164,464	4,126,203	4,300,550
Labor and health insurance	390,788	13,184	351,232	355,331
Pension	198,502	6,697	183,293	179,665
Share-based payments	123,021	4,151	356,463	207,242
Other personnel expenses	308,758	10,417	299,934	316,174
Total employee benefit costs	$ 5,895,778	$ 198,913	$ 5,317,125	$ 5,358,962